Loan Payable	3 Months Ended
Sep. 30, 2016
Debt Disclosure [Abstract]
Loan Payable

9. Loan Payable

LAT Pharma was given a zero-interest bearing loan from Barrett Ehrlich for $8,000. Barrett Ehrlich made a payment to Hayden IR, LLC directly on behalf of LAT Pharma. As of September 30th, 2016 the Company has an outstanding balance of $8,000 payable on demand to Barrett Ehrlich.